Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions
Loans to and interest receivable from SINA		$ 301,526	$ 43,695
Costs and expenses allocated from SINA(2)		51,848	47,334	$ 41,136
Related party outstanding balance:
Amount due from SINA		384,828	105,319
Accounts receivable due from Alibaba		422,225	369,093
Loans to and interest receivables from investees (Note 10)		301,526	43,695
Due from related parties		301,500	$ 43,700
Accounts receivable due from related party offset		38,700
Accounts payable due to related party offset		28,700
Accrued and other liabilities due to related party offset		10,000
SINA
Related party transactions
Loan agreement term			1 year
Principal and interest expense of loan from SINA			$ 2,000	60,000
Principal and interest income of loan to SINA's subsidiary				62,000
Loan to SINA		233,884	149,460	59,534
Loan repaid by SINA		43,567	101,060	62,252
Loans to and interest receivable from SINA		236,600	43,600
Revenue billed through/for service provided to SINA(1)		137,223	90,645	64,093
Costs and expenses allocated from SINA(2)		51,848	47,334	41,136
Other costs and expenses billed by SINA		37,500	23,400	22,900
Related party outstanding balance:
Amount due from SINA		$ 384,828	$ 105,319
Annual interest rate on loan to SINA		4.50%	4.80%
Annual interest rate		4.50%	4.80%
SINA | U.S. dollar-denominated Matching Loan from SINA
Related party transactions
Loan agreement term	1 year
Principal and interest expense of loan from SINA				61,500
Interest expense on matching loan from SINA				1,537
SINA | RMB-denominated Matching Loan to SINA's Subsidiary
Related party transactions
Loan agreement term	1 year
Principal and interest income of loan to SINA's subsidiary				64,000
Interest income on matching loan to SINA				1,735
SINA | Short-term Loan
Related party transactions
Amount of loan				2,000
Interest income on matching loan to SINA		$ 9,295	$ 2,425
Alibaba
Related party transactions
Services provided by Alibaba		50,205	47,642	32,734
Related party outstanding balance:
Accounts receivable due from Alibaba		60,392	48,222
Advertising and marketing revenues from related party		97,772	117,696	84,688
Company A
Related party transactions
Loans to and interest receivable from SINA		160,010	43,695
Company B
Related party transactions
Loans to and interest receivable from SINA		$ 60,602
Company B | Minimum
Related party outstanding balance:
Annual interest rate on loan to SINA		4.00%
Annual interest rate		4.00%
Company B | Maximum
Related party outstanding balance:
Annual interest rate on loan to SINA		10.50%
Annual interest rate		10.50%
Company C
Related party transactions
Loans to and interest receivable from SINA		$ 40,982
Other related parties
Related party outstanding balance:
Accounts receivable due from Alibaba		99,675	130,835
Value-added services revenues		5,400	24,100	21,400
Advertising and marketing revenues from related party		117,000	130,200	71,600
Cost and expenses recognized from transactions with other related parties		31,200	19,000	$ 18,200
Accounts receivable due from other related parties		99,700	130,800
Allowances for doubtful accounts written off		630
Accounts payable due to other related parties		10,700	31,200
Accrued and other liabilities due to other related parties		34,400	14,400
Equity investee in the short video business
Related party outstanding balance:
Advertising and marketing revenues from related party		10,900	53,900
Accounts receivable due from other related parties		34,700	$ 80,900
Others
Related party transactions
Loans to and interest receivable from SINA		$ 39,932